Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - CAD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
OPERATING ACTIVITIES
Loss for the period	$ (1,373)	$ (1,546)
Items not affecting cash:
Amortization	2	9
Share-based payments		837
Interest income	(59)
Equity loss on investment	321	37
Changes in working capital	139	(144)
Net cash used in operating activities	(970)	(807)
INVESTING ACTIVITIES
Expenditures on exploration and evaluation assets	(121)	(84)
Investment		(51)
Interest and other income on loan to PNR	59
Net cash provided by (used in) investing activities	(62)	(135)
FINANCING ACTIVITIES
Proceeds from issuance of common shares		1,933
Proceeds from exercise of warrants and options	380	670
Share issuance costs		(33)
Net cash provided by financing activities	380	2,570
Change in cash for the period	(652)	1,628
Cash, beginning of the period	1,973	308
Cash, end of the period	$ 1,321	$ 1,936